SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		5 Months Ended	12 Months Ended			18 Months Ended	22 Months Ended
	Jan. 01, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2025	Jul. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents, maturities			three months
Short-term investment			$ 0	$ 0
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2023-08 [Member]
Retained earnings			(591,790)	(557,913)
Impairment of intangible assets			1,405	0	$ 0
Impairment of property and equipment			8,764
Impairment of long-term investments			0	132	1,408
Derivative assets			$ 404	$ 859
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]			Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Changes in fair value of derivative instruments			$ 21	$ 311	(35)
Cost of data center services			23,697	16,877	21,834
Cost of cryptocurrency mining before inter-segment elimination			7,587	14,263	19,216
Cost of cryptocurrency mining after inter-segment elimination			19	1,705	7,273
Depreciation fees			12,314	10,149	9,858
Amortization of intangible assets			3,878	1,388	1,258
Impairment loss for right-of-use assets			0	$ 0	0
Several collar arrangements with a third party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract		1 month
Cumulative-effect adjustment amount
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cryptocurrency assets from continuing operations	$ 854
Cryptocurrency assets from discontinued operations	39
Accounting Standards Update [Extensible Enumeration]				Accounting Standards Update 2023-08 [Member]
Retained earnings	$ 893
Cost of revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation fees			9,367	$ 9,973	9,737
Amortization of intangible assets			706	1,382	1,211
Minimum | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract						3 months	1 month
Maximum | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract						6 months	12 months
Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advance from customers balance			1,197	1,218
Alpha Data Center PLC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets			1,405	0	0
Ethiopia data center
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of property and equipment			$ 8,764	$ 0	$ 0